INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2017	2016	2015
Current tax expense:
Ireland	$—	$—	$33
Luxembourg	195	145	252
Australia	4,062	1,742	138
Other	43	33	57
Current tax expense — total	4,300	1,920	480
Deferred tax (benefit) expense:
Ireland	8,710	(10,812)	4,558
Australia	(1,743)	1,615	334
Other	65	—	27
Deferred tax (benefit) expense — total	7,032	(9,197)	4,919
Total income tax (benefit) expense	$11,332	$(7,277)	$5,399

Net Deferred Tax Asset (Liability)
The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2017	December 31, 2016
Deferred tax asset:
Net operating loss carry forwards	$170,960	$151,575
Net unrealized losses on derivative instruments	390	1,181
Basis difference on acquisition of GAAM Australian assets	7,314	6,786
Other	55	224
Valuation allowance	(39,484)	(30,524)
Total deferred tax asset	139,235	129,242
Deferred tax liability:
Excess of tax depreciation over book depreciation	(153,447)	(137,249)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(412)	(438)
Net earnings of non-European Union member subsidiaries	(3,745)	(3,957)
Withholding tax on Australian unrepatriated earnings	(1,800)	—
Total deferred tax liability	(159,404)	(141,644)
Deferred tax liability, net	$(20,169)	$(12,402)

Reconciliation of Statutory to Effective Tax Rate
The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit:

	Years ended
	2017	2016	2015
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	59.9%	(19.8)%	12.0%
Equity earnings from Fly-Z/C LP	(0.4)%	0.2%	(0.5)%
Tax impact of repurchased and resold Notes	(0.8)%	1.3%	(3.2)%
Foreign tax rate differentials	(18.4)%	7.8%	(9.7)%
True-up of prior year tax provision	2.2%	—	1.4%
Non-taxable gain on debt extinguishment	—	0.3%	—
Non-deductible interest expense, transaction fees and expenses	12.2%	(4.8)%	6.1%
Deductible intra-group interest	—	30.9%	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	0.5%	(8.6)%	—
Withholding tax	13.3%	0.0%	0.0%
Other	0.3%	0.2%	0.5%
Effective tax rate	81.3%	20.0%	19.1%